Net Loss Per Share - Summary of Shares Excluded from Calculation of Diluted Net Loss per Share Applicable to Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	5,589,991	5,191,957	5,221,279	4,318,357
Options to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	4,028,078	3,630,044	3,659,366	3,596,444
Warrants to Purchase Shares of Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares excluded from calculation of diluted net loss per share	1,561,913	1,561,913	1,561,913	721,913